SHARE BASED COMPENSATION - Narrative (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2025 CAD ($) shares $ / shares	Dec. 31, 2024 CAD ($)	Sep. 30, 2025 CAD ($) shares $ / shares
SHARE BASED COMPENSATION
Maximum number of shares issuable under the plan	2,859,048
Remaining shares available for issuance	1,933,346
Share based compensation expense charged to income (loss) statement | $	$ 1,276,413	$ 628,796
Options exercisable	327,167		279,095
Weighted average share price | $ / shares	$ 14.21		$ 5.93
Weighted average life of options	4 years 1 month 6 days		4 years 6 months
Options
SHARE BASED COMPENSATION
Options granted to outstanding shares (in percentage)	10.00%
Term of options under the plan	ten years
Number of shares granted under the plan	743,977
Share based compensation expense charged to income (loss) statement | $	$ 925,826	$ 628,796
Restricted share units
SHARE BASED COMPENSATION
Number of shares granted under the plan	181,725
Share based compensation expense charged to income (loss) statement | $	$ 350,587		$ 3,458,450